Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Schedule of Remuneration of Key Management Personnel

	Six Months Ended June 30,
	2026	2025
	$	$
Salary, wages and consultancy fees [1]	1,977,108	1,576,058
Bonuses [1]	308,314	-
Post-employment benefits (pensions)	95,294	38,874
Remuneration of key management personnel	2,380,716	1,614,932
[1] The amounts disclosed include expenses incurred during the reporting period in connection with the employment of and consulting agreements entered into with key management personnel.
Schedule of Share Based Earnouts to Key Management Personnel

	Six Months Ended June 30,
	2026	2025
	$	$
Share-based payment - share options	926,917	-
Share-based payment - restricted stock units	1,324,125	-
Total	2,251,042	-

Schedule of Employment of Existing Consulting Agreements	The amounts disclosed in the above table are the expenses recognized during the reporting period for the key management personnel listed below.

Name	Position
Keith Liddell	Chairman
Chris Showalter	Chief Executive Officer
Ingo Hofmaier	Chief Financial Officer
Dr. Michael Adams	Chief Technology Officer
Gerick Mouton	Chief Operating Officer
Benedict Busunzu	TNCL Chief Executive Officer
Spencer Davis	Chief Legal Officer
Anthony von Christierson	Senior Vice President: Commercial and Business Development
Evan Young	Former Senior Vice President: Investor Relations and Capital Markets (resigned January 23, 2026)

Schedule of Consultancy Fees and Bonuses
Transactions with related party entities providing consultancy to Lifezone:

			Six Months Ended June 30,
Consultant fees			2026	2025
Engagement Party	Related Person	Engagement with	$	$	Commenced	Ended
Airvolution Co. Limited	Dr. Michael Adams	LZSL	299,831	225,002	July 1, 2022
Keith Liddell	Keith Liddell	LZL	-	241,470	July 7, 2023	October 31, 2025
Keith Liddell	Keith Liddell	LZSL	358,656	-	November 1, 2025
NewVision Metals PTE. Limited	Gerick Mouton	LZSL	271,748	202,230	June 2, 2022
Total			930,235	668,702

Fair value of stock options granted
Engagement Party	Related Person	Engagement with	2026	2025	commenced	ended
Dr Michael Adams	Dr Michael Adams	LZSL	393,479	-	July 1, 2022
Gerick Mouton	Gerick Mouton	LZSL	353,659	-	June 2, 2022
			747,138	-

Total compensation			1,677,373	668,702

Total remuneration	Six Months Ended June 30,
	2026	2025
	$	$
Simon Liddell	175,853	122,322
Jonathan Adams	89,109	64,991
Total	264,962	187,313

Fair value of stock options granted
Simon Liddell	98,440	-
Jonathan Adams	15,104	-
Total	113,544	-

Schedule of Related Party Payable

	June 30, 2026	December 31, 2025
	$	$
Related party payables	149,429	88,742
Total related party payables	149,429	88,742